Financial Guarantees and Condensed Consolidating Balance Sheet (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Jun. 11, 2014	Mar. 29, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 160,601,000	$ 178,491,000		$ 59,640,000	$ 86,064,000	$ 97,879,000	$ 72,742,000
Accounts receivable, net	251,881,000	247,727,000			194,827,000
Inventories, net	157,016,000	173,701,000			156,074,000
Deferred income taxes	15,958,000	16,776,000			2,318,000
Other current assets	79,375,000	89,121,000			59,096,000
Total current assets	664,831,000	705,816,000			498,379,000
Property, plant and equipment, net	807,244,000	870,230,000			652,780,000
Goodwill	201,347,000	220,554,000			115,328,000	80,608,000
Intangible assets, net	171,976,000	178,911,000			169,399,000
Net investment in and advances to (from) subsidiaries	0	0			0
Deferred income taxes	20,073,000	18,231,000			2,582,000
Other noncurrent assets	36,290,000	41,431,000			26,052,000
Total assets	1,901,761,000	2,035,173,000			1,464,520,000
Current liabilities:
Short-term borrowings	25,742,000	17,665,000			2,472,000
Accounts payable and accrued liabilities	281,908,000	321,313,000			307,731,000
Income taxes payable	7,719,000	9,636,000			3,613,000
Deferred income taxes	10,899,000	10,217,000			1,342,000
Current portion of long-term debt	38,569,000	31,892,000			13,797,000
Total current liabilities	364,837,000	390,723,000			328,955,000
Long-term debt	1,411,196,000	1,433,283,000			880,399,000
Deferred income taxes	37,568,000	36,223,000			33,236,000
Other noncurrent liabilities	64,733,000	67,124,000			62,191,000
Total liabilities	1,914,332,000	1,969,793,000			1,304,781,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	76,584,000	89,181,000	$ 80,792,000		0
Common stock	0	0			0
Stockholders' Equity Attributable to Parent	(89,745,000)	(24,355,000)			158,896,000
Other shareholders’ (deficit) equity		(24,355,000)			158,896,000
Noncontrolling interest	590,000	554,000			843,000
Total equity (deficit)	(89,155,000)	(23,801,000)			159,739,000	139,202,000	$ 187,297,000
Total liabilities and equity	1,901,761,000	2,035,173,000			1,464,520,000
AVINTIV (Issuer)
Current assets:
Cash and cash equivalents	3,026,000	34,720,000		764,000	2,068,000	486,000
Accounts receivable, net	0	0			0
Inventories, net	0	0			0
Deferred income taxes	0	0			385,000
Other current assets	10,595,000	10,465,000			1,887,000
Total current assets	13,621,000	45,185,000			4,340,000
Property, plant and equipment, net	5,229,000	5,445,000			2,756,000
Goodwill	0	0			0
Intangible assets, net	32,688,000	34,529,000			31,525,000
Net investment in and advances to (from) subsidiaries	1,389,585,000	1,437,946,000			1,013,856,000
Deferred income taxes	2,315,000	1,578,000			0
Other noncurrent assets	281,000	285,000			298,000
Total assets	1,443,719,000	1,524,968,000			1,052,775,000
Current liabilities:
Short-term borrowings	1,139,000	405,000			410,000
Accounts payable and accrued liabilities	36,928,000	39,529,000			36,510,000
Income taxes payable	169,000	223,000			369,000
Deferred income taxes	2,896,000	2,322,000			0
Current portion of long-term debt	7,145,000	7,143,000			3,039,000
Total current liabilities	48,277,000	49,622,000			40,328,000
Long-term debt	1,408,345,000	1,410,059,000			850,767,000
Deferred income taxes	0	0			974,000
Other noncurrent liabilities	258,000	461,000			1,810,000
Total liabilities	1,456,880,000	1,460,142,000			893,879,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	76,584,000	89,181,000
Common stock	0	0			0
Stockholders' Equity Attributable to Parent	(89,745,000)	(24,355,000)
Other shareholders’ (deficit) equity		(24,355,000)			158,896,000
Noncontrolling interest	0	0			0
Total equity (deficit)	(89,745,000)	(24,355,000)			158,896,000
Total liabilities and equity	1,443,719,000	1,524,968,000			1,052,775,000
Guarantors
Current assets:
Cash and cash equivalents	91,898,000	76,744,000		10,342,000	13,103,000	28,285,000
Accounts receivable, net	48,403,000	39,504,000			46,828,000
Inventories, net	56,117,000	54,044,000			46,428,000
Deferred income taxes	3,081,000	3,279,000			2,438,000
Other current assets	16,748,000	19,250,000			12,696,000
Total current assets	216,247,000	192,821,000			121,493,000
Property, plant and equipment, net	199,584,000	204,800,000			207,256,000
Goodwill	55,999,000	55,999,000			54,683,000
Intangible assets, net	116,595,000	118,283,000			125,146,000
Net investment in and advances to (from) subsidiaries	429,901,000	494,906,000			615,314,000
Deferred income taxes	0	0			0
Other noncurrent assets	7,273,000	7,111,000			8,869,000
Total assets	1,025,599,000	1,073,920,000			1,132,761,000
Current liabilities:
Short-term borrowings	0	0			0
Accounts payable and accrued liabilities	55,903,000	64,552,000			61,950,000
Income taxes payable	756,000	2,986,000			0
Deferred income taxes	0	0			0
Current portion of long-term debt	0	0			0
Total current liabilities	56,659,000	67,538,000			61,950,000
Long-term debt	0	0			0
Deferred income taxes	14,699,000	14,897,000			12,543,000
Other noncurrent liabilities	36,257,000	36,839,000			31,718,000
Total liabilities	107,615,000	119,274,000			106,211,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Common stock	0	0			0
Stockholders' Equity Attributable to Parent	917,984,000	954,646,000
Other shareholders’ (deficit) equity		954,646,000			1,026,550,000
Noncontrolling interest	0	0			0
Total equity (deficit)	917,984,000	954,646,000			1,026,550,000
Total liabilities and equity	1,025,599,000	1,073,920,000			1,132,761,000
Non-Guarantors
Current assets:
Cash and cash equivalents	65,677,000	67,027,000		48,534,000	70,893,000	69,108,000
Accounts receivable, net	203,478,000	208,223,000			147,999,000
Inventories, net	101,659,000	120,775,000			109,646,000
Deferred income taxes	15,904,000	16,523,000			2,318,000
Other current assets	52,032,000	59,406,000			44,513,000
Total current assets	438,750,000	471,954,000			375,369,000
Property, plant and equipment, net	602,431,000	659,985,000			442,768,000
Goodwill	145,348,000	164,555,000			60,645,000
Intangible assets, net	22,693,000	26,099,000			12,728,000
Net investment in and advances to (from) subsidiaries	(774,303,000)	(811,794,000)			(363,414,000)
Deferred income taxes	19,337,000	18,232,000			2,582,000
Other noncurrent assets	28,736,000	34,035,000			16,885,000
Total assets	482,992,000	563,066,000			547,563,000
Current liabilities:
Short-term borrowings	24,603,000	17,260,000			2,062,000
Accounts payable and accrued liabilities	189,077,000	217,232,000			209,271,000
Income taxes payable	6,794,000	6,427,000			3,244,000
Deferred income taxes	10,162,000	10,216,000			194,000
Current portion of long-term debt	31,424,000	24,749,000			10,758,000
Total current liabilities	262,060,000	275,884,000			225,529,000
Long-term debt	2,851,000	23,224,000			29,632,000
Deferred income taxes	25,316,000	23,760,000			23,689,000
Other noncurrent liabilities	64,216,000	72,264,000			28,663,000
Total liabilities	354,443,000	395,132,000			307,513,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Common stock	16,966,000	16,966,000			16,966,000
Stockholders' Equity Attributable to Parent	110,993,000	150,414,000
Other shareholders’ (deficit) equity		150,414,000			222,241,000
Noncontrolling interest	590,000	554,000			843,000
Total equity (deficit)	128,549,000	167,934,000			240,050,000
Total liabilities and equity	482,992,000	563,066,000			547,563,000
Eliminations
Current assets:
Cash and cash equivalents	0	0		$ 0	0	$ 0
Accounts receivable, net	0	0			0
Inventories, net	(760,000)	(1,118,000)			0
Deferred income taxes	(3,027,000)	(3,026,000)			(2,823,000)
Other current assets	0	0			0
Total current assets	(3,787,000)	(4,144,000)			(2,823,000)
Property, plant and equipment, net	0	0			0
Goodwill	0	0			0
Intangible assets, net	0	0			0
Net investment in and advances to (from) subsidiaries	(1,045,183,000)	(1,121,058,000)			(1,265,756,000)
Deferred income taxes	(1,579,000)	(1,579,000)			0
Other noncurrent assets	0	0			0
Total assets	(1,050,549,000)	(1,126,781,000)			(1,268,579,000)
Current liabilities:
Short-term borrowings	0	0			0
Accounts payable and accrued liabilities	0	0			0
Income taxes payable	0	0			0
Deferred income taxes	(2,159,000)	(2,321,000)			1,148,000
Current portion of long-term debt	0	0			0
Total current liabilities	(2,159,000)	(2,321,000)			1,148,000
Long-term debt	0	0			0
Deferred income taxes	(2,447,000)	(2,434,000)			(3,970,000)
Other noncurrent liabilities	0	0			0
Total liabilities	(4,606,000)	(4,755,000)			(2,822,000)
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Common stock	(16,966,000)	(16,966,000)			(16,966,000)
Stockholders' Equity Attributable to Parent	(1,028,977,000)	(1,105,060,000)
Other shareholders’ (deficit) equity		(1,105,060,000)			(1,248,791,000)
Noncontrolling interest	0	0			0
Total equity (deficit)	(1,045,943,000)	(1,122,026,000)			(1,265,757,000)
Total liabilities and equity	(1,050,549,000)	(1,126,781,000)			$ (1,268,579,000)
Maximum [Member]
Current liabilities:
Other noncurrent liabilities	100,731,000	109,564,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 76,584,000	$ 89,181,000